Quarterly Holdings Report
for
Fidelity® Dynamic Buffered Equity ETF
April 30, 2025
UBU-NPRT1-0625
1.9911152.101
Common Stocks - 101.1%
	Shares	Value ($)
UNITED STATES - 101.1%
Communication Services - 10.5%
Diversified Telecommunication Services - 0.9%
AT&T Inc	2,195	60,802
Verizon Communications Inc	832	36,657
		97,459
Entertainment - 2.4%
Electronic Arts Inc	89	12,913
Netflix Inc (a)	128	144,860
Playtika Holding Corp	1,696	8,938
Walt Disney Co/The	928	84,402
		251,113
Interactive Media & Services - 6.3%
Alphabet Inc Class A	1,307	207,552
Alphabet Inc Class C	937	150,754
Meta Platforms Inc Class A	544	298,656
		656,962
Media - 0.5%
Comcast Corp Class A	1,587	54,275
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	186	45,933
TOTAL COMMUNICATION SERVICES		1,105,742

Consumer Discretionary - 11.9%
Automobiles - 1.7%
Ford Motor Co	4,677	46,817
General Motors Co	265	11,989
Tesla Inc (a)	434	122,457
		181,263
Broadline Retail - 4.1%
Amazon.com Inc (a)	2,320	427,854
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (a)	10	3,895
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (a)	481	58,644
DoorDash Inc Class A (a)	272	52,466
Expedia Group Inc Class A	208	32,641
Global Business Travel Group I Class A (a)	5,904	39,616
McDonald's Corp	128	40,915
Wendy's Co/The	327	4,088
		228,370
Household Durables - 0.8%
Garmin Ltd	282	52,697
M/I Homes Inc (a)	123	13,122
Meritage Homes Corp	186	12,674
Toll Brothers Inc	52	5,245
		83,738
Specialty Retail - 3.1%
Abercrombie & Fitch Co Class A (a)	224	15,550
Bath & Body Works Inc	656	20,015
Best Buy Co Inc	240	16,006
Carvana Co Class A (a)	258	63,042
Gap Inc/The	640	14,016
Home Depot Inc/The	365	131,579
TJX Cos Inc/The	524	67,428
		327,636
TOTAL CONSUMER DISCRETIONARY		1,252,756

Consumer Staples - 5.0%
Beverages - 0.6%
Coca-Cola Co/The	120	8,706
Coca-Cola Consolidated Inc	7	9,491
Molson Coors Beverage Co Class B	336	19,330
Monster Beverage Corp (a)	169	10,160
PepsiCo Inc	128	17,354
		65,041
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	104	103,428
Walmart Inc	1,156	112,421
		215,849
Food Products - 0.1%
Tyson Foods Inc Class A	157	9,614
Household Products - 1.1%
Procter & Gamble Co/The	696	113,149
Tobacco - 1.1%
Philip Morris International Inc	685	117,382
TOTAL CONSUMER STAPLES		521,035

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy Inc	134	30,969
Chevron Corp	16	2,177
ConocoPhillips	554	49,372
EOG Resources Inc	455	50,200
Exxon Mobil Corp	1,308	138,164
Kinder Morgan Inc	1,009	26,537
Occidental Petroleum Corp	544	21,439
Williams Cos Inc/The	1,083	63,431
		382,289
Financials - 15.4%
Banks - 3.2%
Bank of America Corp (b)	1,888	75,293
JPMorgan Chase & Co (b)	720	176,127
Wells Fargo & Co (b)	1,181	83,863
		335,283
Capital Markets - 3.8%
Cboe Global Markets Inc	106	23,511
Charles Schwab Corp/The (b)	1,078	87,750
CME Group Inc Class A (b)	246	68,162
Goldman Sachs Group Inc/The	88	48,184
Morgan Stanley (b)	739	85,295
MSCI Inc	44	23,985
S&P Global Inc	76	38,004
T Rowe Price Group Inc	259	22,934
		397,825
Consumer Finance - 0.6%
American Express Co (b)	162	43,159
Synchrony Financial	317	16,468
		59,627
Financial Services - 5.6%
Berkshire Hathaway Inc Class B (a)(b)	509	271,424
Fiserv Inc (a)	180	33,222
Mastercard Inc Class A (b)	266	145,784
PayPal Holdings Inc (a)(b)	859	56,557
Visa Inc Class A (b)	237	81,884
		588,871
Insurance - 1.8%
Allstate Corp/The	149	29,560
Globe Life Inc	129	15,911
Marsh & McLennan Cos Inc (b)	196	44,192
Progressive Corp/The (b)	320	90,157
The Travelers Companies, Inc.	48	12,678
		192,498
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Rithm Capital Corp	3,811	42,606
TOTAL FINANCIALS		1,616,710

Health Care - 10.8%
Biotechnology - 3.4%
AbbVie Inc (b)	680	132,668
Biogen Inc (a)(b)	460	55,697
Exelixis Inc (a)	850	33,277
Gilead Sciences Inc (b)	793	84,486
Incyte Corp (a)(b)	795	49,815
		355,943
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	187	24,450
Becton Dickinson & Co (b)	293	60,678
Boston Scientific Corp (a)	122	12,550
		97,678
Health Care Providers & Services - 1.5%
Elevance Health Inc (b)	148	62,246
Option Care Health Inc (a)	580	18,740
UnitedHealth Group Inc (b)	192	78,996
		159,982
Health Care Technology - 0.6%
Doximity Inc Class A (a)	97	5,517
Veeva Systems Inc Class A (a)(b)	237	55,385
		60,902
Life Sciences Tools & Services - 0.3%
Illumina Inc (a)	51	3,957
Thermo Fisher Scientific Inc	64	27,456
		31,413
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co (b)	1,223	61,395
Eli Lilly & Co (b)	149	133,944
Johnson & Johnson (b)	390	60,960
Merck & Co Inc (b)	1,149	97,895
Pfizer Inc (b)	3,197	78,039
		432,233
TOTAL HEALTH CARE		1,138,151

Industrials - 8.6%
Aerospace & Defense - 1.9%
GE Aerospace	229	46,153
Lockheed Martin Corp	162	77,396
Northrop Grumman Corp	96	46,704
RTX Corp	249	31,406
		201,659
Air Freight & Logistics - 0.4%
FedEx Corp	185	38,911
Building Products - 1.4%
Allegion plc	240	33,408
Johnson Controls International plc	346	29,029
Trane Technologies PLC	209	80,112
		142,549
Commercial Services & Supplies - 0.8%
Cintas Corp	345	73,030
Rollins Inc	243	13,882
		86,912
Construction & Engineering - 0.4%
EMCOR Group Inc	49	19,634
Valmont Industries Inc	91	26,683
		46,317
Ground Transportation - 1.4%
CSX Corp	2,077	58,301
Lyft Inc Class A (a)	3,504	43,450
Union Pacific Corp	210	45,289
		147,040
Industrial Conglomerates - 0.1%
Honeywell International Inc	71	14,946
Machinery - 0.8%
Caterpillar Inc	117	36,185
ESCO Technologies Inc	211	33,011
Mueller Water Products Inc Class A1	85	2,230
Oshkosh Corp	148	12,396
		83,822
Passenger Airlines - 0.0%
SkyWest Inc (a)	5	445
Professional Services - 1.2%
Automatic Data Processing Inc	164	49,298
Booz Allen Hamilton Holding Corp Class A	74	8,881
Leidos Holdings Inc	422	62,111
Maximus Inc	55	3,683
		123,973
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	70	17,030
TOTAL INDUSTRIALS		903,604

Information Technology - 30.6%
Communications Equipment - 1.1%
Cisco Systems Inc	1,189	68,641
Motorola Solutions Inc	115	50,645
		119,286
Electronic Equipment, Instruments & Components - 1.0%
Itron Inc (a)	517	57,537
Zebra Technologies Corp Class A (a)	196	49,063
		106,600
IT Services - 0.1%
Twilio Inc Class A (a)	55	5,319
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices Inc (a)	539	52,472
Applied Materials Inc	545	82,137
Broadcom Inc	1,265	243,475
Cirrus Logic Inc (a)	128	12,292
KLA Corp	66	46,378
Lam Research Corp	268	19,207
NVIDIA Corp (b)	5,954	648,510
QUALCOMM Inc	615	91,303
		1,195,774
Software - 9.7%
Adobe Inc (a)(b)	242	90,745
Alarm.com Holdings Inc (a)	800	42,880
Clear Secure Inc Class A	8	197
DoubleVerify Holdings Inc (a)	70	928
Fortinet Inc (a)	688	71,387
Intuit Inc	20	12,549
Microsoft Corp (b)	1,533	605,934
RingCentral Inc Class A (a)	394	10,047
Salesforce Inc (b)	401	107,753
Servicenow Inc (a)	38	36,290
Teradata Corp (a)	395	8,493
Zoom Communications Inc Class A (a)	404	31,326
		1,018,529
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc (b)	3,545	753,313
TOTAL INFORMATION TECHNOLOGY		3,198,821

Materials - 1.3%
Chemicals - 0.9%
Balchem Corp	118	18,473
Ecolab Inc	279	70,149
		88,622
Construction Materials - 0.3%
CRH PLC	381	36,355
Metals & Mining - 0.1%
Newmont Corp	208	10,957
TOTAL MATERIALS		135,934

Real Estate - 2.4%
Health Care REITs - 0.5%
CareTrust REIT Inc	745	21,806
Ventas Inc	425	29,784
		51,590
Real Estate Management & Development - 0.2%
Compass Inc Class A (a)	2,631	20,311
Retail REITs - 0.1%
Brixmor Property Group Inc	243	6,053
Phillips Edison & Co Inc	258	8,953
		15,006
Specialized REITs - 1.6%
American Tower Corp	306	68,976
Crown Castle Inc	332	35,112
Gaming and Leisure Properties Inc	485	23,212
VICI Properties Inc	1,104	35,350
		162,650
TOTAL REAL ESTATE		249,557

Utilities - 1.0%
Electric Utilities - 0.6%
NextEra Energy Inc	747	49,960
Southern Co/The	163	14,978
		64,938
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	221	15,958
Multi-Utilities - 0.3%
Avista Corp	204	8,459
CMS Energy Corp	250	18,413
		26,872
TOTAL UTILITIES		107,768

TOTAL UNITED STATES		10,612,367
TOTAL COMMON STOCKS (Cost $9,980,367)		10,612,367

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $8,179)	4.33	8,178	8,179

Purchased Options - 0.6%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
CBOE Mini SPX Index	Chicago Board Options Exchange	26	1,447,966	503	07/18/25	18,772
CBOE Mini SPX Index	Chicago Board Options Exchange	46	2,561,786	524	05/16/25	11,799
CBOE Mini SPX Index	Chicago Board Options Exchange	35	1,949,185	535	06/20/25	34,650

						65,221
TOTAL PURCHASED OPTIONS (Cost $99,754)						65,221

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $10,088,300)	10,685,767
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(184,134)
NET ASSETS - 100.0%	10,501,633

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
CBOE Mini SPX Index	Chicago Board Options Exchange	45	2,506,095	550.00	05/02/25	(46,508)
CBOE Mini SPX Index	Chicago Board Options Exchange	45	2,506,095	558.00	05/09/25	(37,530)
CBOE Mini SPX Index	Chicago Board Options Exchange	45	2,506,095	554.00	05/16/25	(59,693)
CBOE Mini SPX Index	Chicago Board Options Exchange	45	2,506,095	550.00	05/23/25	(81,293)

						(225,024)
TOTAL WRITTEN OPTIONS						(225,024)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $2,546,875.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	73,486	595,197	660,504	963	-	-	8,179	8,178	0.0%
Total	73,486	595,197	660,504	963	-	-	8,179

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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